Long-Term Debt (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 23, 2015	Apr. 15, 2015	Mar. 03, 2015	Feb. 15, 2015	Dec. 31, 2014	Jun. 27, 2014	Mar. 04, 2014
Debt Instrument [Line Items]
Capital Lease Obligations		$ 1						$ 5
Debt issuance costs		(91)						(74)
Net unamortized debt premium (discount)		129						207
Long-term debt, including current portion		19,177						16,256
Long-term Debt and Capital Lease Obligations, Current		(176)						(4)
Long-term debt		19,001						16,252
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.4% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	$ 200						200
Long-term debt interest rate		6.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 250						250
Long-term debt interest rate		6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 8						8
Long-term debt interest rate		7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 200						200
Long-term debt interest rate		7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes due 2041 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 375						375
Long-term debt interest rate		5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 400						400
Long-term debt interest rate		4.45%
Northwest Pipeline LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 250						250
Long-term debt interest rate		6.05%
Northwest Pipeline LLC [Member] | 7% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 175						175
Long-term debt interest rate		7.00%
Northwest Pipeline LLC [Member] | 5.95% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 185						185
Long-term debt interest rate		5.95%
Northwest Pipeline LLC [Member] | 7.125% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 85						85
Long-term debt interest rate		7.125%
Williams Partners L.P. [Member]
Debt Instrument [Line Items]
Credit facility loans		$ 1,310	[2]					640
Williams Partners L.P. [Member] | 3.8% Senior Unsecured Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	[3]	$ 0						750
Long-term debt interest rate		3.80%					3.80%
Williams Partners L.P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 600						600
Long-term debt interest rate		7.25%
Williams Partners L.P. [Member] | 5.25% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,500						1,500
Long-term debt interest rate		5.25%
Williams Partners L.P. [Member] | 4.125% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 600						600
Long-term debt interest rate		4.125%
Williams Partners L.P. [Member] | 5.875% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 0						750
Long-term debt interest rate		5.875%			5.875%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 500						500
Long-term debt interest rate		4.00%
Williams Partners L.P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,250						0
Long-term debt interest rate		3.60%				3.60%
Williams Partners L.P. [Member] | 3.35% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 750						750
Long-term debt interest rate		3.35%
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 750						750
Long-term debt interest rate		6.125%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,400						1,400
Long-term debt interest rate		4.875%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 600						600
Long-term debt interest rate		4.50%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,000						1,000
Long-term debt interest rate		4.30%								4.30%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 750						750
Long-term debt interest rate		4.875%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 750						750
Long-term debt interest rate		3.90%							3.90%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 750						0
Long-term debt interest rate		4.00%				4.00%
Williams Partners L.P. [Member] | 6.3% Senior Unsecured Notes due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,250						1,250
Long-term debt interest rate		6.30%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 400						400
Long-term debt interest rate		5.80%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 500						500
Long-term debt interest rate		5.40%								5.40%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 500						500
Long-term debt interest rate		4.90%							4.90%
Williams Partners L.P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,000						0
Long-term debt interest rate		5.10%				5.10%
Williams Partners L.P. [Member] | Variable Interest Term Loan due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 850		$ 850				$ 0
Long-term debt interest rate		1.8531%

[1]	Presented as long-term debt at December 31, 2015, due to Transco’s intent and ability to refinance.
[2]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.
[3]	Presented as long-term debt at December 31, 2014, due to our intent and ability to refinance.